accounting policy developments (Tables)	12 Months Ended
Dec. 31, 2025
accounting policy developments
Schedule of consolidated financial statements

The effects on the consolidated statement of income and other comprehensive income line items are as set out in the following table.

	Excluding amendments to	Amendments to IFRS 9
Year ended December 31, 2025 (millions except per share amounts)	IFRS 9 and IFRS 7 effects	and IFRS 7 effects	As currently reported
OPERATING REVENUES	$20,506	$—	$20,506
OPERATING EXPENSES
Goods and services purchased	7,709	(3)	7,706
Employee benefits expense	5,878	—	5,878
Depreciation	2,454	—	2,454
Amortization of intangible assets	1,605	—	1,605
Impairment of goodwill	500	—	500
	18,146	(3)	18,143
OPERATING INCOME	2,360	3	2,363
Financing costs	1,151	10	1,161
INCOME BEFORE INCOME TAXES	1,209	(7)	1,202
Income taxes	427	(2)	425
NET INCOME	$782	$(5)	$777
OTHER COMPREHENSIVE INCOME
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	$46	$5	$51
COMPREHENSIVE INCOME	$831	$—	$831
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$1,118	$(5)	$1,113
NET INCOME PER COMMON SHARE
Basic	$0.73	$—	$0.73
Diluted	$0.73	$(0.01)	$0.72

The effects on the consolidated statement of changes in owners’ equity line items are as set out in the following table.

	Excluding amendments to	Amendments to IFRS 9
As at December 31, 2025 (millions)	IFRS 9 and IFRS 7 effects	and IFRS 7 effects	As currently reported
COMMON EQUITY
Share capital	$14,096	$—	$14,096
Contributed surplus	1,577	—	1,577
Retained earnings	103	(5)	98
Accumulated other comprehensive income (loss)	(1)	5	4
	$15,775	$—	$15,775

The effects on the consolidated statement of cash flows line items are as set out in the following table.

	Excluding amendments to	Amendments to IFRS 9
Year ended December 31, 2025 (millions)	IFRS 9 and IFRS 7 effects	and IFRS 7 effects	As currently reported
OPERATING ACTIVITIES
Net income	$782	$(5)	$777
Deferred income taxes	(70)	(2)	(72)
Net change in non-cash operating working capital	(112)	7	(105)
All other reconciling items within operating activities	4,266	—	4,266
Cash provided by operating activities	$4,866	$—	$4,866